Goodwill and Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 561
2023	561
2024	561
2025	561
2026	236
Intangible assets - net	$ 2,480	$ 3,831